Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Interest payable	[1]	$ 7,020	$ 5,177
Accrued expenses		3,918	2,292
Deposits and other payables to customers	[2]	2,902	1,040
Others		2,220	264
Total		$ 16,060	$ 8,773

[1]	The interest payable represents the accrued interest for (i) long-term payables owed to the mining equipment supplier totaling $94.36 million with a fixed interest rate of 6% per annum (see Note 12); and (ii) long-term loans totaling $15.0 million with a fixed annual interest rate of 6.5% (see Note 13). During the years ended December 31, 2025, 2024 and 2023, the Company recorded interest expense of $8.56 million, $6.33 million and $5.54 million, respectively.
[2]	The Company recognizes refund liabilities in respect of amounts received from customers, comprising deposits for hosting services and temporary overpayments that are subject to refund.